Investments in Unconsolidated Entities (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010
Investments In Unconsolidated Joint Ventures [Line Items]
Income from unconsolidated entities	$ 2,482		$ 5,772		$ 6,673
Equity investments	438,936		241,722
Senior Housing Facilities Triple Net [Member]
Investments In Unconsolidated Joint Ventures [Line Items]
Income from unconsolidated entities	(33)		(9)		0
Equity investments	34,618	[1]	30,975	[1]
Investment percentage range	10% to 49%
Number of properties in portfolio	21
Seniors Housing Operating [Member]
Investments In Unconsolidated Joint Ventures [Line Items]
Income from unconsolidated entities	(6,364)		(1,531)		0
Equity investments	217,701		15,429
Investment percentage range	33% to 50%
Number of properties in portfolio	39
Medical Facilities [Member]
Investments In Unconsolidated Joint Ventures [Line Items]
Income from unconsolidated entities	8,879		7,312		6,673
Equity investments	186,617		195,318
Investment percentage range	36% to 49%
Number of properties in portfolio	13
Strategic Medical Office Partnership [Member]
Investments In Unconsolidated Joint Ventures [Line Items]
Number of properties in portfolio					17
Strategic Medical Office Partnership [Member] | Controlling [Member]
Investments In Unconsolidated Joint Ventures [Line Items]
Number of properties in portfolio					11
Strategic Medical Office Partnership [Member] | Non Controlling [Member]
Investments In Unconsolidated Joint Ventures [Line Items]
Number of properties in portfolio					6
Chartwell Partnership [Member]
Investments In Unconsolidated Joint Ventures [Line Items]
Equity investments	223,134
Number of properties in portfolio	42
Percentage of partnership owned	50.00%
Unamortized investment	8,656
Chartwell Partnership [Member] | Controlling [Member]
Investments In Unconsolidated Joint Ventures [Line Items]
Number of properties in portfolio	3
Chartwell Partnership [Member] | Non Controlling [Member]
Investments In Unconsolidated Joint Ventures [Line Items]
Number of properties in portfolio	39
Forest City [Member]
Investments In Unconsolidated Joint Ventures [Line Items]
Equity investments	174,692
Number of properties in portfolio					7
Percentage of partnership owned					49.00%
Unamortized investment	$ 448

[1]	(1) Asset amounts include an available-for-sale equity investment. See Note 16 for additional information.